Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay vs. Performance Tabular Disclosure

	Pay vs Performance Tabular Disclosure (1)
	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid for First PEO(2)	Compensation Actually Paid for Second PEO(2)	Summary Compensation Actually Paid for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs (3)
2024	—	$4,858,660	—	$9,500,719	$2,350,567	$4,425,474
2023	—	$4,564,374	—	$1,876,064	$2,308,364	$749,611
2022	$4,737,281	$3,818,318	$(4,461,442)	$4,168,890	$1,750,743	$2,203,657
2021	$5,088,592	—	$7,696,296	—	$1,606,690	$2,403,858
2020	$4,026,977	—	$5,531,196	—	$1,684,116	$2,317,117

	Pay vs Performance Tabular Disclosure (1)
	Value of Fixed $100 Investment Based On:
	Globus Medical Total Shareholder Return (4)	S&P 500 Health Care Equipment Index Total Shareholder Return (4)	Net Income	Revenue (GAAP)
2024	$140	$138	$102,984,000	$2,519,355,000
2023	$91	$125	$122,873,000	$1,568,476,000
2022	$126	$114	$190,169,000	$1,022,843,000
2021	$123	$141	$149,191,000	$958,102,000
2020	$111	$118	$102,285,000	$789,042,000

Notes

(1)  The Company’s first principal executive officer (“PEO”) for 2020 through April 2022 was David Demski (“First PEO”). In April 2022, Daniel Scavilla (“Second PEO”) succeeded David Demski as the Company’s principal executive officer. The Company’s other, non-PEO, named executive officers (“NEOs”) for 2020 and 2021 were David Paul, Daniel Scavilla, Keith Pfeil, and Kelly Huller. The Company’s other, non-PEO, NEOs for 2022, 2023, and 2024 were David Paul, Keith Pfeil, and Kelly Huller.

(2)  The dollar amounts reported in these columns represent the amount of “compensation actually paid” to the First PEO and Second PEO, where applicable, in 2020, 2021, 2022, 2023, and 2024, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718.

(3)The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2020, 2021, 2022, 2023, and 2024, as computed in accordance with Item 402(v) of Regulation S-K. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718.

(4)Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2019. Peer TSR reflects the TSR of the S&P 500 Health Care Equipment Index.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The Company’s first principal executive officer (“PEO”) for 2020 through April 2022 was David Demski (“First PEO”). In April 2022, Daniel Scavilla (“Second PEO”) succeeded David Demski as the Company’s principal executive officer. The Company’s other, non-PEO, named executive officers (“NEOs”) for 2020 and 2021 were David Paul, Daniel Scavilla, Keith Pfeil, and Kelly Huller. The Company’s other, non-PEO, NEOs for 2022, 2023, and 2024 were David Paul, Keith Pfeil, and Kelly Huller.
Peer Group Issuers, Footnote	Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2019. Peer TSR reflects the TSR of the S&P 500 Health Care Equipment Index.
Adjustment To PEO Compensation, Footnote

	PEO Compensation Actually Paid Detail
	David Demski (First PEO)			Daniel Scavilla (Second PEO)
Compensation Element	2020	2021	2022	2022	2023	2024
Summary Compensation Table (SCT) Reported Total Compensation	$4,026,977	$5,088,592	$4,737,281	$3,818,318	$4,564,374	$4,858,660
Aggregate SCT Reported Equity Compensation (-)	$(2,546,119)	$(3,397,855)	$(3,043,385)	$(2,447,972)	$(2,896,394)	$(2,936,885)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	4,660,359	$4,865,705	—	$2,948,098	$1,887,506	$5,652,965
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$517,206	$438,419	—	$66,569	$(992,001)	$1,504,125
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	$(1,127,227)	$701,435	$(118,092)	$(216,123)	$(687,421)	$421,854
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-) (a)	—	—	$(6,037,246)	—	—	—
Compensation Actually Paid Determination	$5,531,196	$7,696,296	$(4,461,442)	$4,168,890	$1,876,064	$9,500,719

Notes

(a)Reflects unvested stock option awards canceled in connection with Demski’s formal resignation as an employee of the Company (effective June 2022).

Non-PEO NEO Average Total Compensation Amount	$ 2,350,567	$ 2,308,364	$ 1,750,743	$ 1,606,690	$ 1,684,116
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,425,474	749,611	2,203,657	2,403,858	2,317,117
Adjustment to Non-PEO NEO Compensation Footnote

	Average Non-PEO NEO Compensation Actually Paid Detail
Compensation Element	2020	2021	2022	2023	2024
Summary Compensation Table (SCT) Reported Total Compensation	$1,684,116	$1,606,690	$1,750,743	$2,308,364	$2,350,567
Aggregate SCT Reported Equity Compensation (-)	$(945,701)	$(1,067,898)	$(980,646)	$(1,368,655)	$(1,223,702)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$1,730,990	$1,529,222	$1,545,476	$879,502	$2,355,402
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$131,624	$178,265	$66,843	$(615,227)	$700,008
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	$(283,912)	$157,579	$(178,759)	$(454,373)	$243,199
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	—	—	—	—	—
Compensation Actually Paid Determination	$2,317,117	$2,403,858	$2,203,657	$749,611	$4,425,474

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Revenue (GAAP)
Total Shareholder Return Amount	$ 140	91	126	123	111
Peer Group Total Shareholder Return Amount	138	125	114	141	118
Net income	$ 102,984,000	$ 122,873,000	$ 190,169,000	$ 149,191,000	$ 102,285,000
Company Selected Measure Amount	2,519,355,000	1,568,476,000	1,022,843,000	958,102,000	789,042,000
Daniel Scavilla [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,858,660	$ 4,564,374	$ 3,818,318
PEO Actually Paid Compensation Amount	$ 9,500,719	$ 1,876,064	$ 4,168,890
PEO Name			Daniel Scavilla	Daniel Scavilla	Daniel Scavilla
David Demski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,737,281	$ 5,088,592	$ 4,026,977
PEO Actually Paid Compensation Amount			$ (4,461,442)	7,696,296	5,531,196
PEO Name	David Demski	David Demski	David Demski
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | Daniel Scavilla [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,936,885)	$ (2,896,394)	$ (2,447,972)
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | David Demski [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,043,385)	(3,397,855)	(2,546,119)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | Daniel Scavilla [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,652,965	1,887,506	2,948,098
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | David Demski [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,865,705	4,660,359
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | Daniel Scavilla [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,504,125	(992,001)	66,569
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | David Demski [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				438,419	517,206
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | Daniel Scavilla [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	421,854	(687,421)	(216,123)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | David Demski [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(118,092)	701,435	(1,127,227)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | David Demski [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,037,246)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,223,702)	(1,368,655)	(980,646)	(1,067,898)	(945,701)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,355,402	879,502	1,545,476	1,529,222	1,730,990
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	700,008	(615,227)	66,843	178,265	131,624
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 243,199	$ (454,373)	$ (178,759)	$ 157,579	$ (283,912)